Bank borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank loan	¥ 15,011	¥ 6,006
ZHEJIANG TIANLAN [Member] | Bank Loan Borrowed by the Company
Bank loan	10,007	1,001
ZHEJIANG TIANLAN [Member] | Bank Loan Borrowed by Subsidiaries of the Company
Bank loan	¥ 5,004	¥ 5,005